AUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real estate income, net
Rental income	$ 1,103.5	$ 1,083.2	$ 1,059.6
Real estate property level expenses and taxes:
Operating expenses	237.5	228.6	221.2
Real estate taxes	187.4	178.9	166.7
Interest expense	105.7	113.9	89.7
Total real estate property level expenses and taxes	530.6	521.4	477.6
Real estate income, net	572.9	561.8	582.0
Income from real estate joint ventures and funds	214.0	204.7	214.1
Interest	173.0	120.4	54.1
Dividends	23.2	50.8	26.3
TOTAL INVESTMENT INCOME	983.1	937.7	876.5
Expenses
Investment management charges	68.1	62.1	72.0
Administrative charges	50.0	50.9	59.3
Distribution charges	31.7	28.0	25.7
Mortality and expense risk charges	1.3	1.3	1.2
Liquidity guarantee charges	57.8	50.5	47.0
TOTAL EXPENSES	208.9	192.8	205.2
INVESTMENT INCOME, NET	774.2	744.9	671.3
Net realized gain (loss) on investments
Real estate properties	583.1	242.7	42.0
Real estate joint ventures and funds	(114.4)	75.9	(21.9)
Marketable securities	301.1	12.8	17.6
Loans payable	0.0	(0.4)	0.0
Net realized gain on investments	769.8	331.0	37.7
Net change in unrealized appreciation (depreciation) on
Real estate properties	(56.8)	73.1	135.5
Real estate joint ventures and funds	50.3	55.5	146.8
Marketable securities	0.7	(103.0)	50.0
Loans receivable	(3.8)	0.3	1.2
Loans receivable with related parties	(0.3)	0.0	0.0
Loans payable	(107.1)	79.8	15.9
Net change in unrealized (depreciation) appreciation on investments and loans payable	(117.0)	105.7	349.4
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND LOANS PAYABLE	652.8	436.7	387.1
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,427.0	$ 1,181.6	$ 1,058.4